SHARE-BASED COMPENSATION PLANS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions									1 Months Ended	12 Months Ended
	Nov. 04, 2025	Sep. 11, 2025	Aug. 20, 2025	Jun. 23, 2025	May 13, 2025	Mar. 06, 2025	Feb. 27, 2025	Feb. 26, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding (in shares)										0	0
Share-based compensation expense										$ 61.0	$ 63.0	$ 49.0
Income tax benefit recorded										6.0	8.0	7.0
Additional paid-in capital due to tax benefit from dividends on restricted shares										0.6	0.6	0.5
Unrecognized compensation cost										$ 122.0
Unrecognized compensation cost expected to be recognized over a weighted-average period (in years)										2 years
Fair value of shares vested										$ 54.0	43.0	41.0
Tax benefit from stock options vested										$ 9.0	$ 9.0	$ 11.0
2020 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)														1,400,000
Remaining shares (in shares)										517,298
Remaining shares that have been forfeited and are eligible for reissuance (in shares)										257,408
2009 Director Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)										37,439
Remaining shares (in shares)										34,617
2003 Director Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)										500,000
Remaining shares (in shares)										252,793
Non-Employee Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, issued (in shares)										839	324	447
Aggregate value of issuances										$ 0.3	$ 0.1	$ 0.2
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)										500,000			500,000
Options and Restricted Shares | 2020 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)										3 years	5 years
Options and Restricted Shares | 2020 Employee Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.30%	20.00%
Options and Restricted Shares | 2020 Employee Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.30%	20.00%
Options and Restricted Shares | 2020 Employee Plan | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.30%	20.00%
Options and Restricted Shares | 2020 Employee Plan | Share-Based Payment Arrangement, Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)											20.00%
Options and Restricted Shares | 2020 Employee Plan | Share-Based Payment Arrangement, Tranche Five
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)											20.00%
Options and Restricted Shares | 2003 Director Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)										3 years
Options and Restricted Shares | 2003 Director Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.00%
Options and Restricted Shares | 2003 Director Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.00%
Options and Restricted Shares | 2003 Director Plan | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										33.00%
Options and Restricted Shares | Non-Employee Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock acquired for net-share settlement (in shares)										57,715	54,537	56,832
Common stock values of shares acquired for net-share settlement										$ 20.0	$ 20.0	$ 22.0
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)								27,204
Weighted-average grant-date fair value of options granted (in dollars per share)								$ 344.48
Performance Shares | 2020 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage (in percent)										100.00%
Vesting period (in years)										3 years
Performance Shares | 2020 Employee Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of stock per unit awarded (in shares)										0	0
Performance Shares | 2020 Employee Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of stock per unit awarded (in shares)										2.00	1.75
Performance Shares | Non-Employee Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock acquired for net-share settlement (in shares)										4,981	11,336	6,117
Common stock values of shares acquired for net-share settlement										$ 2.0	$ 4.0	$ 2.0
Restricted Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax benefit recorded										$ 0.7	$ 0.7	$ 0.6
Granted (in shares)										300,709
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 315.22	$ 343.83	$ 341.44	$ 339.93	$ 348.41	$ 359.28	$ 347.23	$ 344.48
Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)										0
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)									500,000
Share-based payment award, discount from market price, purchase date (in percent)									15.00%